Equity Incentive Plans - Summary of non-vested restricted share options (Table) (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Unvested at beginning of period	271,038	143,000	280,000
Unvested at beginning of period	$ 9.28	$ 12.49	$ 8.09
Granted	1,100,000	885,000	672,500
Granted	$ 5.09	$ 8.13	$ 11.68
Vested	(955,149)	(756,962)	(809,500)
Vested	$ 5.41	$ 8.54	$ 10.29
Unvested at end of period	415,889	271,038	143,000
Unvested at end of period	$ 7.09	$ 9.28	$ 12.49